Segment information - Product Sales (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Disclosure of geographical location
Product Sales	$ 36,541	$ 25,890	$ 23,565
Number of transactions with wholesaler | customer	1	1	1
Number of significant wholesalers | customer	1	1	1
Customer one
Disclosure of geographical location
Product Sales	$ 4,862	$ 3,321	$ 3,078
UK
Disclosure of geographical location
Product Sales	1,206	611	458
Europe
Disclosure of geographical location
Product Sales	6,792	4,446	3,891
The Americas
Disclosure of geographical location
Product Sales	14,893	10,004	9,032
Asia, Africa And Australasia
Disclosure of geographical location
Product Sales	$ 13,650	$ 10,829	$ 10,184